real estate joint ventures and investments in associates - Summarized financial information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and temporary investments, net	$ 2,621	$ 869	$ 864
Total	8,372	6,632
Non-current assets
Total	51,241	51,396
Assets	59,613	58,028
Current liabilities
Accounts payable and accrued liabilities	3,494	3,630
Non-current liabilities
Long-term debt - mortgage	27,437	25,608
Total	33,345	31,394
Owners' equity
TELUS	15,775	15,620
Other partners	804	1,178
Total	16,579	16,798	$ 17,302
Total	59,613	58,028
Real estate joint ventures
Real estate joint ventures
Promissory notes issued to the joint ventures	411	320
Current assets
Cash and temporary investments, net	6	7
Other	2	1
Total	8	8
Non-current assets
Investment property under development	466	356
Promissory notes	411	320
Total	877	676
Assets	885	684
Current liabilities
Accounts payable and accrued liabilities	5	6
Non-current liabilities
Long-term debt - mortgage	21	21
Total	26	27
Owners' equity
TELUS	430	329
Other partners	429	328
Total	859	657
Total	$ 885	$ 684